American Century Investments®
Quarterly Portfolio Holdings
American Century® U.S. Quality Value ETF (VALQ)
May 31, 2025

U.S. Quality Value ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 2.8%
Lockheed Martin Corp.	14,231	6,864,750
Air Freight and Logistics — 0.4%
CH Robinson Worldwide, Inc.	3,153	302,593
FedEx Corp.	1,391	303,377
United Parcel Service, Inc., Class B	3,138	306,081
		912,051
Automobile Components — 0.6%
Aptiv PLC(1)	4,544	303,585
BorgWarner, Inc.	10,661	352,772
Gentex Corp.	13,858	298,917
Lear Corp.	6,722	607,803
		1,563,077
Automobiles — 0.1%
Thor Industries, Inc.	3,795	308,116
Beverages — 2.1%
Coca-Cola Co.	4,278	308,444
Coca-Cola Consolidated, Inc.	2,692	308,638
Molson Coors Beverage Co., Class B	5,603	300,264
National Beverage Corp.	6,860	310,278
PepsiCo, Inc.	30,403	3,996,474
		5,224,098
Biotechnology — 3.6%
AbbVie, Inc.	21,672	4,033,376
Alkermes PLC(1)	10,127	309,988
Amgen, Inc.	1,119	322,473
Gilead Sciences, Inc.	37,430	4,120,294
		8,786,131
Broadline Retail — 1.7%
Amazon.com, Inc.(1)	1,498	307,105
Dillard's, Inc., Class A(2)	1,264	500,569
eBay, Inc.	46,396	3,394,796
		4,202,470
Building Products — 1.4%
A.O. Smith Corp.	4,517	290,488
Allegion PLC	2,149	306,662
Carlisle Cos., Inc.	781	296,921
Masco Corp.	30,122	1,880,215
Owens Corning	2,252	301,655
UFP Industries, Inc.	3,115	303,900
		3,379,841
Capital Markets — 2.8%
Affiliated Managers Group, Inc.	1,734	305,184
Blackrock, Inc.	642	629,089
Charles Schwab Corp.	18,707	1,652,576
CME Group, Inc.	1,079	311,831
Evercore, Inc., Class A	1,349	312,280
Goldman Sachs Group, Inc.	531	318,839
Piper Sandler Cos.	1,211	304,506
S&P Global, Inc.	595	305,152

SEI Investments Co.	25,218	2,150,087
Stifel Financial Corp.	3,227	304,048
T. Rowe Price Group, Inc.	3,222	301,547
		6,895,139
Chemicals — 1.0%
Cabot Corp.	9,906	739,879
Eastman Chemical Co.	3,740	293,104
Linde PLC	1,361	636,376
NewMarket Corp.	1,053	678,195
		2,347,554
Commercial Services and Supplies — 0.1%
Cintas Corp.	1,373	310,984
Communications Equipment — 3.2%
Arista Networks, Inc.(1)	3,288	284,872
Cisco Systems, Inc.	105,664	6,661,059
F5, Inc.(1)	2,227	635,541
Juniper Networks, Inc.	8,460	303,968
		7,885,440
Construction and Engineering — 0.3%
Fluor Corp.(1)	8,098	336,715
Valmont Industries, Inc.	973	309,453
		646,168
Consumer Finance — 0.4%
Capital One Financial Corp.	1,614	305,288
OneMain Holdings, Inc.	6,045	313,373
Synchrony Financial	5,296	305,314
		923,975
Consumer Staples Distribution & Retail — 2.9%
Albertsons Cos., Inc., Class A	13,940	309,886
Costco Wholesale Corp.	299	311,014
Kroger Co.	4,478	305,534
Sysco Corp.	4,228	308,644
Target Corp.	28,811	2,708,522
Walmart, Inc.	31,722	3,131,596
		7,075,196
Containers and Packaging — 0.3%
Amcor PLC	59,487	541,926
Packaging Corp. of America	1,581	305,402
		847,328
Diversified Consumer Services — 0.6%
ADT, Inc.	37,339	310,660
H&R Block, Inc.	20,101	1,144,752
		1,455,412
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	11,176	310,693
Verizon Communications, Inc.	70,557	3,101,685
		3,412,378
Electrical Equipment — 0.9%
Acuity, Inc.	1,976	513,543
Eaton Corp. PLC	4,678	1,497,895
Sensata Technologies Holding PLC	11,920	310,635
		2,322,073
Electronic Equipment, Instruments and Components — 2.7%
Amphenol Corp., Class A	3,569	320,960
Arrow Electronics, Inc.(1)	2,554	302,343

Insight Enterprises, Inc.(1)	2,283	297,680
Jabil, Inc.	7,778	1,306,782
Keysight Technologies, Inc.(1)	1,881	295,392
Littelfuse, Inc.	1,462	299,798
TE Connectivity PLC	21,065	3,371,875
Zebra Technologies Corp., Class A(1)	1,055	305,707
		6,500,537
Entertainment — 0.5%
Electronic Arts, Inc.	2,075	298,343
Netflix, Inc.(1)	256	309,051
Spotify Technology SA(1)	518	344,543
Walt Disney Co.	2,893	327,025
		1,278,962
Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	604	304,392
Euronet Worldwide, Inc.(1)	2,867	310,439
Fiserv, Inc.(1)	1,886	307,022
Global Payments, Inc.	4,019	303,877
Mastercard, Inc., Class A	534	312,710
MGIC Investment Corp.	11,646	308,037
PayPal Holdings, Inc.(1)	4,259	299,322
Visa, Inc., Class A	850	310,411
		2,456,210
Food Products — 2.1%
Campbell's Co.	8,921	303,671
Conagra Brands, Inc.	13,640	312,219
General Mills, Inc.	5,705	309,553
Hershey Co.	1,978	317,845
Hormel Foods Corp.	103,332	3,170,226
Ingredion, Inc.	3,567	496,241
Tyson Foods, Inc., Class A	5,485	308,038
		5,217,793
Ground Transportation — 1.7%
Lyft, Inc., Class A(1)	19,031	290,032
Uber Technologies, Inc.(1)	3,458	291,025
Union Pacific Corp.	16,201	3,591,114
		4,172,171
Health Care Equipment and Supplies — 3.8%
Abbott Laboratories	30,084	4,018,621
Align Technology, Inc.(1)	1,763	318,997
Hologic, Inc.(1)	5,586	347,282
Medtronic PLC	52,267	4,337,116
Teleflex, Inc.	2,516	307,631
		9,329,647
Health Care Providers and Services — 2.0%
Cardinal Health, Inc.	1,996	308,262
Centene Corp.(1)	5,240	295,746
Chemed Corp.	542	311,563
Cigna Group	1,946	616,182
DaVita, Inc.(1)	2,197	299,363
Elevance Health, Inc.	791	303,617
Humana, Inc.	1,340	312,394
UnitedHealth Group, Inc.	7,180	2,167,714
Universal Health Services, Inc., Class B	1,630	310,271
		4,925,112

Hotels, Restaurants and Leisure — 1.8%
Booking Holdings, Inc.	513	2,831,211
Boyd Gaming Corp.	4,150	311,126
Domino's Pizza, Inc.	631	298,980
Expedia Group, Inc.	1,893	315,658
McDonald's Corp.	2,028	636,488
		4,393,463
Household Durables — 0.7%
DR Horton, Inc.	2,559	302,116
Mohawk Industries, Inc.(1)	2,974	299,214
PulteGroup, Inc.	3,087	302,619
Taylor Morrison Home Corp.(1)	5,384	303,011
Toll Brothers, Inc.	2,922	304,618
TopBuild Corp.(1)	1,084	306,653
		1,818,231
Household Products — 7.1%
Clorox Co.	25,572	3,372,435
Colgate-Palmolive Co.	40,173	3,733,679
Kimberly-Clark Corp.	28,329	4,072,577
Procter & Gamble Co.	37,281	6,333,669
		17,512,360
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	2,870	650,543
Insurance — 1.3%
Allstate Corp.	1,503	315,435
Chubb Ltd.	1,060	315,032
Everest Group Ltd.	905	314,207
First American Financial Corp.	5,490	306,397
Globe Life, Inc.	2,545	310,159
Hartford Insurance Group, Inc.	2,358	306,163
Loews Corp.	3,474	310,193
Marsh & McLennan Cos., Inc.	1,332	311,235
Old Republic International Corp.	9,157	346,135
Progressive Corp.	1,098	312,853
		3,147,809
Interactive Media and Services — 1.3%
Alphabet, Inc., Class A	16,029	2,752,820
Meta Platforms, Inc., Class A	601	389,142
		3,141,962
IT Services — 7.5%
Accenture PLC, Class A	9,275	2,938,505
Akamai Technologies, Inc.(1)	3,948	299,772
Amdocs Ltd.	59,786	5,485,963
Cognizant Technology Solutions Corp., Class A	33,341	2,700,287
EPAM Systems, Inc.(1)	1,685	294,016
International Business Machines Corp.	24,734	6,407,590
VeriSign, Inc.	1,080	294,268
		18,420,401
Leisure Products — 0.1%
Hasbro, Inc.	4,583	305,732
Life Sciences Tools and Services — 0.3%
Danaher Corp.	1,623	308,208
Thermo Fisher Scientific, Inc.	760	306,143
		614,351
Machinery — 2.7%
Allison Transmission Holdings, Inc.	2,939	304,245

Caterpillar, Inc.	1,959	681,791
Donaldson Co., Inc.	4,422	307,550
Illinois Tool Works, Inc.	7,592	1,860,647
Lincoln Electric Holdings, Inc.	1,565	302,968
Otis Worldwide Corp.	20,355	1,940,849
Snap-on, Inc.	948	304,071
Timken Co.	4,391	300,740
Toro Co.	4,059	307,591
Watts Water Technologies, Inc., Class A	1,273	308,219
		6,618,671
Media — 3.9%
Charter Communications, Inc., Class A(1)	742	294,032
Comcast Corp., Class A	184,752	6,386,877
Fox Corp., Class A	5,535	304,093
Interpublic Group of Cos., Inc.	42,548	1,019,450
New York Times Co., Class A	5,544	316,673
Nexstar Media Group, Inc., Class A	3,550	604,991
Omnicom Group, Inc.	8,295	609,185
		9,535,301
Metals and Mining — 0.1%
Commercial Metals Co.	6,515	303,534
Oil, Gas and Consumable Fuels — 3.9%
Antero Midstream Corp.	16,449	308,912
APA Corp.	18,179	309,225
Chevron Corp.	29,241	3,997,245
ConocoPhillips	3,533	301,541
Exxon Mobil Corp.	38,420	3,930,366
Valero Energy Corp.	4,738	611,060
		9,458,349
Personal Care Products — 0.1%
Kenvue, Inc.	12,949	309,093
Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	57,298	2,766,347
Johnson & Johnson	43,869	6,808,908
Merck & Co., Inc.	86,008	6,608,855
Pfizer, Inc.	13,208	310,256
		16,494,366
Professional Services — 1.1%
Automatic Data Processing, Inc.	946	307,951
Booz Allen Hamilton Holding Corp.	2,357	250,431
CACI International, Inc., Class A(1)	641	274,348
Dun & Bradstreet Holdings, Inc.	33,850	304,989
Genpact Ltd.	6,992	301,006
Leidos Holdings, Inc.	1,894	281,297
Robert Half, Inc.	6,600	302,214
Science Applications International Corp.	2,469	285,268
SS&C Technologies Holdings, Inc.	3,857	311,684
		2,619,188
Real Estate Management and Development — 0.6%
Jones Lang LaSalle, Inc.(1)	7,077	1,576,048
Retail REITs — 1.3%
Simon Property Group, Inc.	19,266	3,141,707
Semiconductors and Semiconductor Equipment — 5.5%
Amkor Technology, Inc.	16,265	293,095
Applied Materials, Inc.	13,271	2,080,229

Cirrus Logic, Inc.(1)	2,978	292,916
Lam Research Corp.	22,116	1,786,752
Micron Technology, Inc.	19,254	1,818,733
ON Semiconductor Corp.(1)	7,196	302,376
Qorvo, Inc.(1)	3,999	304,004
QUALCOMM, Inc.	37,169	5,396,939
Skyworks Solutions, Inc.	4,678	322,922
Teradyne, Inc.	3,877	304,732
Texas Instruments, Inc.	3,377	617,485
		13,520,183
Software — 3.3%
Adobe, Inc.(1)	5,876	2,439,069
Commvault Systems, Inc.(1)	1,735	317,765
Docusign, Inc.(1)	3,517	311,641
Dolby Laboratories, Inc., Class A	11,724	870,624
Dropbox, Inc., Class A(1)	10,588	305,570
Microsoft Corp.	669	307,981
Palo Alto Networks, Inc.(1)	1,635	314,607
Pegasystems, Inc.	3,094	303,676
Qualys, Inc.(1)	2,231	309,105
Salesforce, Inc.	7,334	1,946,224
Tenable Holdings, Inc.(1)	9,504	306,219
Zoom Communications, Inc., Class A(1)	3,708	301,275
		8,033,756
Specialized REITs — 0.1%
Lamar Advertising Co., Class A	2,654	319,913
Specialty Retail — 4.5%
Bath & Body Works, Inc.	9,698	272,708
Best Buy Co., Inc.	34,405	2,280,363
Gap, Inc.	10,533	234,991
Home Depot, Inc.	10,805	3,979,373
Lowe's Cos., Inc.	14,961	3,377,147
TJX Cos., Inc.	5,172	656,327
Williams-Sonoma, Inc.	1,897	306,859
		11,107,768
Technology Hardware, Storage and Peripherals — 2.9%
Apple, Inc.	21,451	4,308,433
Dell Technologies, Inc., Class C	2,718	302,432
HP, Inc.	74,743	1,861,101
NetApp, Inc.	3,050	302,438
Western Digital Corp.(1)	6,106	314,764
		7,089,168
Textiles, Apparel and Luxury Goods — 1.4%
Crocs, Inc.(1)	2,732	278,664
NIKE, Inc., Class B	39,702	2,405,544
PVH Corp.	3,995	334,661
Ralph Lauren Corp.	1,097	303,661
		3,322,530
Tobacco — 0.1%
Altria Group, Inc.	5,132	311,051
Trading Companies and Distributors — 0.6%
MSC Industrial Direct Co., Inc., Class A	19,246	1,562,775
TOTAL COMMON STOCKS (Cost $240,271,881)		244,570,866

SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	783,413	783,413
State Street Navigator Securities Lending Government Money Market Portfolio(3)	191,496	191,496
TOTAL SHORT-TERM INVESTMENTS (Cost $974,909)		974,909
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $241,246,790)		245,545,775
OTHER ASSETS AND LIABILITIES — 0.0%		(9,482)
TOTAL NET ASSETS — 100.0%		$245,536,293

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $187,713. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $191,496.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.